ORGANIZATION AND NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2016
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

        The accompanying unaudited interim condensed consolidated financial statements include the financial statements of Ctrip.com International, Ltd. (the "Company"), its subsidiaries, VIEs and VIEs' subsidiaries. The Company, its subsidiaries, the consolidated VIEs and their subsidiaries are collectively referred to as the "Group".

        The Group is principally engaged in the provision of travel related services including accommodation reservation, transportation ticketing, packaged-tour, corporate travel management services, as well as Internet-related advertising and other related services.